Restructuring - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Person	Dec. 31, 2013 Person	Dec. 31, 2012 Person
Restructuring Cost and Reserve [Line Items]
Number of employees	1,150	1,100	800
Restructuring costs	$ 88.3	$ 103.2	$ 48.7
Valves And Controls [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees	600	500	300
Restructuring costs	48.8	51.0	5.1
Flow & Filtration Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees	350	250	200
Restructuring costs	14.0	17.8	19.2
Water Quality Systems [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees	50	50	100
Restructuring costs	15.2	5.0	11.7
Technical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees	150	300	200
Restructuring costs	$ 4.3	$ 19.4	$ 12.7